EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed	$ 32,160	¥ 221,117	¥ 219,646	¥ 220,952